Notes to the Consolidated Statements of Financial Position - Summary of Key Assumptions Used in the Impairment Test for CGU Groups (Detail) - Goodwill [member] - EUR (€) € in Millions	Sep. 30, 2021	Sep. 30, 2020
CGU Group Internetstores [member]
Disclosure Of Key Assumptions Used For The Assessment Of Impairment Of Goodwill [line items]
WACC (after taxes)	8.86%	9.67%
Tax rate	26.50%	26.50%
5-year CAGR (Compound Annual Growth Rate)	25.63%	24.41%
Growth rate terminal value	0.50%	0.50%
Terminal value EBITDA margin	13.49%	9.53%
Carrying amount	€ 293.2	€ 281.1
CGU Group Publikat [member]
Disclosure Of Key Assumptions Used For The Assessment Of Impairment Of Goodwill [line items]
WACC (after taxes)	9.17%	9.55%
Tax rate	28.08%	28.08%
5-year CAGR (Compound Annual Growth Rate)	15.87%	17.31%
Growth rate terminal value	0.50%	0.50%
Terminal value EBITDA margin	9.44%	8.50%
Carrying amount	€ 44.2	€ 37.7
CGU Group Tennis [member]
Disclosure Of Key Assumptions Used For The Assessment Of Impairment Of Goodwill [line items]
WACC (after taxes)	9.43%	9.07%
Tax rate	28.98%	28.98%
5-year CAGR (Compound Annual Growth Rate)	21.09%	23.71%
Growth rate terminal value	0.50%	0.50%
Terminal value EBITDA margin	11.73%	10.69%
Carrying amount	€ 105.7	€ 69.8
CGU Group OUTFITTER Teamsport & Ballside [member]
Disclosure Of Key Assumptions Used For The Assessment Of Impairment Of Goodwill [line items]
WACC (after taxes)	9.05%	9.10%
Tax rate	31.93%	31.93%
5-year CAGR (Compound Annual Growth Rate)	19.56%	35.95%
Growth rate terminal value	0.50%	0.50%
Terminal value EBITDA margin	9.44%	7.36%
Carrying amount	€ 20.8	€ 15.0